Long term debt - Credit Facility Narrative (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) convenant	Dec. 31, 2019 CAD ($)	Oct. 08, 2020 CAD ($)	Nov. 23, 2018 CAD ($)
Line of Credit Facility [Line Items]
Financing costs	$ 965,000	$ 2,689,000
Credit facility | Revolver | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility			$ 325,000,000.0	$ 300,000,000.0
Additional borrowing limit			25,000,000.0	50,000,000.0
Finance lease borrowing limit			150,000,000.0	150,000,000.0
Other outstanding debt limit			$ 20,000,000.0	20,000,000.0
Financing costs	965,000
Amount outstanding during period	900,000	900,000
Unused borrowing availability under the revolving facility	104,100,000	109,100,000
Unused borrowing availability under finance lease obligations	$ 29,400,000	$ 53,900,000
Number of financial covenants | convenant	2
Senior leverage ratio, step-up	0.50
Fixed charge ratio	1.15
Credit facility | Revolver | Minimum | Credit Facility
Line of Credit Facility [Line Items]
Standby fees percentage	0.40%
Credit facility | Revolver | Maximum | Credit Facility
Line of Credit Facility [Line Items]
Standby fees percentage	0.75%
Credit facility | Letter of credit | Credit Facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity of credit facility				$ 25,000,000.0
Debt covenant period, tranche two | Credit facility | Revolver | Credit Facility
Line of Credit Facility [Line Items]
Senior leverage ratio	3.0